UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  372 Washington Street
	  Wellesley, MA 02481

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Wellesley, Massachusetts	May 09, 2006

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	74

Form 13F Information Table Value Total:  	$155,408,000

Bainco International Investors
March 31, 2006

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd.                       COM              000375204     3639   290000 SH       SOLE                   290000
Alcatel SA-Sponsored ADR       COM              013904305     3800   246760 SH       SOLE                   246760
Alltel Corp                    COM              020039103     3268    50475 SH       SOLE                    50475
Altria Group, Inc              COM              02209S103     2286    32258 SH       SOLE                    32258
American International Group   COM              026874107      313     4742 SH       SOLE                     4742
Amgen                          COM              031162100      400     5500 SH       SOLE                     5500
Apple Computer Inc             COM              037833100      238     3800 SH       SOLE                     3800
Applied Materials              COM              038222105     2154   123000 SH       SOLE                   123000
Automatic Data Processing      COM              053015103     2863    62675 SH       SOLE                    62675
Bank of America                COM              060505104     3446    75670 SH       SOLE                    75670
Baxter International Inc       COM              071813109     3018    77765 SH       SOLE                    77765
Becton Dickinson & Co          COM              075887109     1238    20100 SH       SOLE                    20100
Bed Bath & Beyond Inc          COM              075896100     3891   101325 SH       SOLE                   101325
Berkshire Hathaway Cl A        COM              084670108      994       11 SH       SOLE                       11
CA Inc.                        COM              12673P105     1838    67550 SH       SOLE                    67550
CVS Corp                       COM              126650100     2701    90425 SH       SOLE                    90425
Charles Schwab Corp            COM              808513105     1932   112250 SH       SOLE                   112250
China Fund Inc                 COM              169373107       44     1540 SH       SOLE                     1540
Chiron Corp                    COM              170040109      343     7479 SH       SOLE                     7479
Cisco Systems Inc              COM              17275R102     5200   239971 SH       SOLE                   239971
Citigroup Inc                  COM              172967101     4405    93275 SH       SOLE                    93275
Citrix Systems Inc             COM              177376100     2457    64825 SH       SOLE                    64825
Conexant Systems Inc.          COM              207142100      138    39964 SH       SOLE                    39964
ConocoPhillips                 COM              20825C104      158     2500 SH       SOLE                     2500
Cooper Cameron Corp            COM              216640102     2352    53365 SH       SOLE                    53365
Critical Path                  COM              22674V506        7    21054 SH       SOLE                    21054
Crocs, Inc.                    COM              227046109     1429    56800 SH       SOLE                    56800
Cytyc Corporation              COM              232946103        1       25 SH       SOLE                       25
Devon Energy Corporation       COM              25179m103     3217    52585 SH       SOLE                    52585
Emerson Electric               COM              291011104     3779    45190 SH       SOLE                    45190
Exxon Mobil Corp.              COM              30231g102     5572    91553 SH       SOLE                    91553
Finisar Corporation            COM              31787A101       88    17800 SH       SOLE                    17800
Genentech Inc.                 COM              368710406     2134    25246 SH       SOLE                    25246
General Electric               COM              369604103     7134   205110 SH       SOLE                   205110
Honeywell International Inc.   COM              438516106     3875    90590 SH       SOLE                    90590
Intel Corporation              COM              458140100     1077    55359 SH       SOLE                    55359
International Business Machine COM              459200101      657     7965 SH       SOLE                     7965
JP Morgan Chase                COM              46625h100     4830   116000 SH       SOLE                   116000
Johnson & Johnson              COM              478160104     5657    95517 SH       SOLE                    95517
Juniper Networks Inc.          COM              48203r104      147     7700 SH       SOLE                     7700
Kinder Morgan Inc              COM              49455p101      360     3915 SH       SOLE                     3915
Lockheed Martin                COM              539830109      188     2500 SH       SOLE                     2500
Lucent Technologies            COM              549463107       42    13928 SH       SOLE                    13928
Manor Care Inc.                COM              564055101     2709    61075 SH       SOLE                    61075
Maxim Integrated Prods.        COM              57772K101      892    24000 SH       SOLE                    24000
Medtronic                      COM              585055106     2863    56410 SH       SOLE                    56410
Merck                          COM              589331107       70     2000 SH       SOLE                     2000
Microsoft Corp                 COM              594918104     6764   248585 SH       SOLE                   248585
Miller Industries, Inc.        COM              600551204      153     6000 SH       SOLE                     6000
Mobilepro Corp.                COM              60742e205      122   550000 SH       SOLE                   550000
New York Community Bancorp     COM              649445103     3981   227225 SH       SOLE                   227225
Northern Trust Corp.           COM              665859104     2881    54875 SH       SOLE                    54875
Office Depot                   COM              676220106      737    19799 SH       SOLE                    19799
Oracle Corporation             COM              68389X105     3278   239450 SH       SOLE                   239450
Orthometrix Inc.               COM              68750M100       35   128265 SH       SOLE                   128265
Pfizer Inc                     COM              717081103     1698    68124 SH       SOLE                    68124
Pharmaceutical HOLDRS Trust    COM              71712A206      793    11100 SH       SOLE                    11100
Popular, Inc                   COM              733174106      201     9700 SH       SOLE                     9700
S&P 500 Depository Receipt (Sp COM              78462F103     1055     8124 SH       SOLE                     8024
Schering Plough Corp           COM              806605101     2771   145900 SH       SOLE                   145900
Semiconductor Holders Trust    COM              816636203     4275   117700 SH       SOLE                   117700
Solectron Corp                 COM              834182107       40    10000 SH       SOLE                    10000
Sun Microsystems               COM              866810104      104    20350 SH       SOLE                    20350
SunTrust Banks                 COM              867914103     3847    52875 SH       SOLE                    52875
Sysco Corp                     COM              871829107     4676   145900 SH       SOLE                   145900
Tiffany & Co.                  COM              886547108      445    11850 SH       SOLE                    11850
Tyler Technologies Inc.        COM              902252105     3379   307212 SH       SOLE                   307212
United Technologies Corp       COM              913017109     2743    47324 SH       SOLE                    47324
Valero Energy                  COM              91913Y100      299     5000 SH       SOLE                     5000
Viacom Inc Cl B                COM              92553P201     1392    35885 SH       SOLE                    35885
Wal-Mart Stores                COM              931142103     3617    76575 SH       SOLE                    76575
XL Capital Ltd                 COM              G98255105     2178    33975 SH       SOLE                    33975
eBay, Inc.                     COM              278642103     4047   103765 SH       SOLE                   103765
iBasis, Inc.                   COM              450732102       54    24500 SH       SOLE                    24500